Purchases of Common Stock on Monthly Basis (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 30, 2014	Jan. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	1,500	650	850	5,200	3,100	3,200
Average Price Paid per Share	$ 33.08	$ 33.35	$ 32.88	$ 31.79	$ 31.48	$ 23.31
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs		21,193	20,543	21,193			19,693
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs		6,807	7,457	6,807			8,307	12,000